Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Notes Receivable [Abstract]
Schedule of Notes Receivable

Notes receivable consisted of the following at December 31:

	2025	2024
Notes receivable	$5,754,652	$-
Less: allowance for expected credit loss	(1,073,897)	-
Notes receivable, net	$4,680,755	$-
Less: non-current portion	(3,577,717)	-
Current portion	$1,103,038	$-

Schedule of Movement of the Allowance for Expected Credit Loss

The movement of the allowance for expected credit loss were as follows:

	2025	2024
Balance at the beginning of the year	$-	$-
Provision for expected credit loss	1,073,897	-
Balance at the end of the year	$1,073,897	$-